ACQUISITION OF MEGAWOOD ENTERPRISES (Narrative) (Details) - USD ($)	Jan. 31, 2019	Jan. 23, 2019	Jan. 31, 2018
Disclosure of detailed information about business combination [line items]
Convertible promissory note	$ 1,845,830		$ 0
Megawood Enterprises Inc.
Disclosure of detailed information about business combination [line items]
Total consideration		$ 794,888
Consideration paid/payable		650,000
Closing working capital deficit receivable		30,112
Convertible promissory note		$ 175,000